SCHEDULE I THE SERVICEMASTER COMPANY (PARENT) CONDENSED FINANCIAL INFORMATION (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONDENSED STATEMENTS OF CASH FLOWS
Cash and Cash Equivalents at Beginning of Period	$ 328,930	$ 252,698	$ 255,356
Net Cash Provided from Operating Activities from Continuing Operations	234,609	295,001	222,544
Cash Flows from Investing Activities from Continuing Operations:
Acquisition of The ServiceMaster Company		(35)	(2,245)
Notes receivable, financial investments and securities, net	(1,176)	3,009	20,427
Net Cash Used for Investing Activities from Continuing Operations	(118,345)	(135,226)	(175,138)
Cash Flows from Financing Activities from Continuing Operations:
Borrowings of debt	1,350,000	4,000	15,000
Payments of debt	(1,334,947)	(105,905)	(61,333)
Debt issuance costs paid	(33,089)	(267)	(30)
Net Cash Used for Financing Activities from Continuing Operations	(18,036)	(102,172)	(46,363)
Cash Increase (Decrease) During the Period	93,815	76,232	(2,658)
Cash and Cash Equivalents at End of Period	422,745	328,930	252,698
Parent company
CONDENSED STATEMENTS OF CASH FLOWS
Cash and Cash Equivalents at Beginning of Period	232,382	132,168	124,674
Net Cash Provided from Operating Activities from Continuing Operations	396,129	476,575	296,963
Cash Flows from Investing Activities from Continuing Operations:
Acquisition of The ServiceMaster Company		(35)	(2,245)
Notes receivable, financial investments and securities, net			22,012
Net Cash Used for Investing Activities from Continuing Operations		(35)	19,767
Cash Flows from Financing Activities from Continuing Operations:
Borrowings of debt	1,350,000		5,000
Payments of debt	(1,313,714)	(91,500)	(32,250)
Debt issuance costs paid	(32,978)	(267)
Net intercompany advances	(315,291)	(284,559)	(281,986)
Net Cash Used for Financing Activities from Continuing Operations	(311,983)	(376,326)	(309,236)
Cash Increase (Decrease) During the Period	84,146	100,214	7,494
Cash and Cash Equivalents at End of Period	$ 316,528	$ 232,382	$ 132,168